Financial Highlights and Senior Securities - Schedule of Financial Highlights, Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class I
Investment Company, Financial Highlights [Line Items]
Total operating expenses	6.71%	8.15%	6.95%	7.52%
Class I | Base management fee
Investment Company, Financial Highlights [Line Items]
Total operating expenses	1.23%	1.25%	1.25%	1.25%
Class I | Income based fee and capital gains incentive fee
Investment Company, Financial Highlights [Line Items]
Total operating expenses		1.24%	1.43%	1.43%
Class I | Interest and credit facility fees
Investment Company, Financial Highlights [Line Items]
Total operating expenses	1.12%	5.37%	3.79%	3.32%
Class I | Organization costs
Investment Company, Financial Highlights [Line Items]
Total operating expenses	0.53%
Class I | Other operating expenses
Investment Company, Financial Highlights [Line Items]
Total operating expenses	3.83%	0.29%	0.48%	1.52%
Class S
Investment Company, Financial Highlights [Line Items]
Total operating expenses		9.01%	7.76%	7.52%
Class S | Base management fee
Investment Company, Financial Highlights [Line Items]
Total operating expenses		1.25%	1.25%	1.25%
Class S | Income based fee and capital gains incentive fee
Investment Company, Financial Highlights [Line Items]
Total operating expenses		1.24%	1.43%	1.53%
Class S | Interest and credit facility fees
Investment Company, Financial Highlights [Line Items]
Total operating expenses		5.38%	3.75%	2.86%
Class S | Shareholder servicing and/or distribution fees
Investment Company, Financial Highlights [Line Items]
Total operating expenses		0.85%	0.85%	0.85%
Class S | Other operating expenses
Investment Company, Financial Highlights [Line Items]
Total operating expenses		0.29%	0.48%	1.03%
Class D
Investment Company, Financial Highlights [Line Items]
Total operating expenses		8.46%	7.41%	6.78%
Class D | Base management fee
Investment Company, Financial Highlights [Line Items]
Total operating expenses		1.25%	1.25%	1.25%
Class D | Income based fee and capital gains incentive fee
Investment Company, Financial Highlights [Line Items]
Total operating expenses		1.24%	1.43%	1.47%
Class D | Interest and credit facility fees
Investment Company, Financial Highlights [Line Items]
Total operating expenses		5.43%	4.00%	2.74%
Class D | Shareholder servicing and/or distribution fees
Investment Company, Financial Highlights [Line Items]
Total operating expenses		0.25%	0.25%	0.25%
Class D | Other operating expenses
Investment Company, Financial Highlights [Line Items]
Total operating expenses		0.29%	0.48%	1.07%